INCOME TAXES - Unrecognized Tax Benefits Roll Forward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
A progression of gross unrecognized tax benefits as of December 31, 2024, 2023 and 2022 is as follows:

(Dollars in thousands)	2024	2023	2022
Balance at beginning of year	$0	$2,386	$2,386
Reductions for tax positions of prior years	0	(1,909)	0
Settlements	0	(477)	0
Balance at end of year	$0	$0	$2,386

Balance at beginning of year	$ 0	$ 2,386	$ 2,386
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0	1,909	0
Decrease resulting from settlements	0	(477)	0
Balance at end of year	$ 0	$ 0	$ 2,386